UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of principal executive offices) (Zip code)

J. Glenn Haber
601 Union Street, Suite 2801
Seattle, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

RAINIER
INVESTMENT
MANAGEMENT
Mutual Funds

Semiannual Report

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

INCLUDES UNAUDITED FINANCIAL STATEMENTS
September 30, 2005

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

COMMENTS FROM
INVESTMENT ADVISOR	4

PORTFOLIO INVESTMENT RETURNS
Small/Mid Cap Equity Portfolio	7
Core Equity Portfolio	8
Growth Equity Portfolio	9
Balanced Portfolio	10
Intermediate Fixed Income Portfolio	11

FUND EXPENSES	12

SCHEDULES OF INVESTMENTS
Small/Mid Cap Equity Portfolio	14
Core Equity Portfolio	17
Growth Equity Portfolio	20
Balanced Portfolio	22
Intermediate Fixed Income Portfolio	26

STATEMENTS OF ASSETS
AND LIABILITIES	28

STATEMENTS OF OPERATIONS	29

STATEMENTS OF CHANGES
IN NET ASSETS	30

FINANCIAL HIGHLIGHTS	33

NOTES TO FINANCIAL STATEMENTS	41

DIRECTORY OF FUNDS’
SERVICE PROVIDERS	47

GENERAL INFORMATION	47

INDEX DESCRIPTIONS	48

601 Union Street, Suite 2801
Seattle, Washington 98101
800.248.6314
www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This page is intentionally left blank.

LETTER TO SHAREHOLDERS

Dear Shareholders,

As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder, I’d like to express once again our appreciation for your valued investment in one of the five Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Semiannual Report, contains unaudited financial statements for the period ending September 30, 2005.

Also, you will find commentaries for each of the five Portfolios, which cover the last six months, followed by investment total returns. This report also contains financial statements detailing the expenses and holdings of the Portfolios.

Absolute returns for the Rainier Mutual Funds investing in equities were quite strong for the six months ending September 30, 2005, and when compared to their benchmark indices, returns were very impressive. The breakout in relative performance that we have long expected began to materialize. Growth-style indices for the first time in recent memory outperformed their value counterparts across all capitalization ranges. Fixed-income returns were less spectacular, a result of continued rising interest rates, but at least were positive. The Rainier Small/Mid Cap Equity Portfolio gained 14.13% for the six months ending September 30, well ahead of the 9.63% return for its benchmark index, the Russell 2500™ Index. The Core Equity Portfolio returned 9.46% for the six-month period, nicely outpacing the 5.02% gain of the S&P 500 Index®. And our Growth Equity Portfolio grew 10.87%, well in excess of the 6.57% increase of its primary benchmark, the Russell 1000® Growth Index. The Rainier Balanced Portfolio, which invests approximately 60% of its portfolio in equity investments, gained 6.53% for the six months, better even than the S&P 500 despite much less equity exposure. Finally, the Intermediate Fixed Income Portfolio gained 1.67% for the period. Please refer to pages 7 through 11 of this report for complete Fund performance information.

Over the last six months the Rainier Funds have grown more than any other six-month period in our history. Thank you again for your confidence and investment in the Rainier Investment Management Mutual Funds.

Sincerely,

J. Glenn Haber
Chairman
Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. (11/05)

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (RIM), located in Seattle, Washington. RIM manages $6.8 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

The six-month period ending September 30, 2005 was a rewarding if unspectacular stretch for equity investors. Most equity benchmarks posted returns that were not far away from their long-term averages. Despite a robust environment for corporate profits, a variety of factors kept a lid on stocks. We are pleased to report that our Small/Mid Cap Equity, Core Equity, Growth Equity and Balanced Portfolios delivered performance results that were well above their benchmarks and peer groups.

Although equity markets provided investors with decent returns, rising short-term interest rates and escalating energy prices kept a lid on stock prices. Back-to-back hurricanes and continuing uncertainty regarding the outcome of the conflict in Iraq were additional causes for concern. However, even with a drop in consumer confidence toward the end of the third quarter, the overall level of economic activity remained quite steady. Inevitably, the twin impact of higher short-term rates and higher energy prices will cool the economy somewhat. But we retain our view that the U.S. economy will avoid recession in 2006. Our view is bolstered by our confidence in an improving global economic picture, with Japan, Europe and numerous emerging economies performing well.

Favorable equity performance in the Rainier Mutual Funds was broad-based, with strong stock selection across numerous sectors. We performed well in energy and energy-related stocks such as Grant Prideco, Peabody Energy and Joy Global. Solid stock selection also prevailed in financial services, where we favored brokerage, money management and insurance companies. On the large-cap side this meant meaningful positions in Goldman Sachs and Lehman Brothers. In the small-cap arena we did especially well with real estate firms CB Richard Ellis and Jones Lang LaSalle. Health care was another rewarding group, with Amgen and Novartis among the large-caps, and Intuitive Surgical and Kyphon further down in market capitalization. Please refer to the Schedule of Investments for complete fund holdings information.

We remain confident in the outlook for the coming year. Although it is reasonable to expect a lower rate of profit growth, we still see healthy underlying earnings growth ahead. The Federal Reserve will probably reach the end of the “tightening” cycle, and energy prices may stabilize near current levels or even ease somewhat as new projects reach the production stage. On the whole we view stocks as being reasonably valued, with limited pockets of market excess or euphoria. We therefore view the market environment as favorable, especially for our Growth at a Reasonable Price approach. We thank you for your support and will continue in our primary objective of delivering outstanding investment results.

Daniel M. Brewer, CFA
Mark W. Broughton, CFA
Mark H. Dawson, CFA
James R. Margard, CFA
Peter M. Musser, CFA

FIXED-INCOME COMMENTS

The theme remained the same in the bond market during the six-month period ending September 30, 2005: shorter-term interest rates rose while longer-term interest rates declined. This has been the trend since the Federal Reserve began increasing its target overnight lending rate in June 2004. The yield on the two-year U.S. Treasury has jumped from 2.7% to 4.2% or 1.5 percentage points, while the yield on the 10-year Treasury has fallen from 4.6% to 4.3%. This phenomenon of long rates declining during an environment in which the Fed is increasing short rates to slow the economy and contain inflation is unprecedented in U.S. capital markets history. This decline in longer-maturity rates has led to a rather sizeable outperformance of longer-term bond portfolios relative to shorter or intermediate-term bond portfolios.

Corporate bonds overcame the repeated ratings downgrade of General Motors and Ford to outperform all other sectors of the bond market during the period. We have maintained our positions in both companies despite the downgrade, as our analysis concludes that both companies have sufficient cash flows to repay the obligations we own that are maturing in early 2007. Within the corporate sector, higher-quality corporate bonds outperformed lower-quality BBB-rated corporate bonds. High-quality corporate bonds should also continue to outperform lower-quality corporate bonds going forward, as corporations shift from using free cash flow for debt reduction to share buybacks, dividends and acquisitions. Please refer to the Schedule of Investments for complete fund holdings information.

The economy appeared to be gaining momentum prior to Hurricanes Katrina and Rita, but the outlook has become more uncertain. The Federal Reserve has indicated that it does not view the impact of the hurricanes as a persistent threat to the economy, but does view the rise in energy prices as potentially inflationary, implying that it will continue to increase short-term interest rates at a measured pace to maintain price stability. The yield curve has become extremely flat with the two-year Treasury yielding 4.2% and the 30-year U.S. Treasury yielding 4.6%—a mere 40 basis points difference. In this environment, investors are not getting compensated for the additional risks of owning longer-maturity bonds. If the surge in energy prices materializes as higher inflation, we expect longer-maturity interest rates to rise, underperforming shorter-maturity bonds. We have positioned the Intermediate Fixed Income Portfolio for modestly rising rates, targeting durations of 5% to 10% less than the benchmark Lehman U.S. Government/Credit Intermediate Bond Index. In addition, we are continuing to overweight higher-quality corporate bonds and mortgage-backed securities to benefit from their higher yields and expected return potential in a rising interest-rate environment.

Andrea L. Durbin, CFA
Matthew R. Kennedy, CFA
Michael E. Raney, CFA

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PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small- and medium-capitalization common stocks.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

TOTAL RETURNS
September 30, 2005	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity – Original Shares
Inception Date 5/10/94	14.13%	30.10%	26.95%	7.15%	13.05%	15.05%
Small/Mid Cap Equity – Institutional Shares
Inception Date 5/10/94	14.27	30.43	27.27	7.41	13.30	15.31
Russell 2500™ Index	9.63	21.29	24.91	7.94	11.63	12.80
Russell 2000® Index	9.21	17.95	24.12	6.45	9.37	10.66
Consumer Price Index	2.85	4.69	3.18	2.74	2.64	2.66

* Average annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 48 for index descriptions.

Portfolio Investment Returns, continued

Core Equity Portfolio

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

TOTAL RETURNS
September 30, 2005	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Core Equity - Original Shares
Inception Date 5/10/94	9.46%	19.07%	17.49%	(1.07)%	10.23%	12.47%
Core Equity - Institutional Shares
Inception Date 5/10/94	9.57	19.39	17.78	(0.81)	10.49	12.72
S&P 500 Index®	5.02	12.25	16.72	(1.49)	9.49	11.24
Russell 1000® Index	6.08	14.26	17.65	(1.27)	9.65	11.40
Consumer Price Index	2.85	4.69	3.18	2.74	2.64	2.66

* Average annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 48 for index descriptions.

Growth Equity Portfolio

OBJECTIVE: The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests -primarily in the common stock of U.S. growth companies.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

TOTAL RETURNS
September 30, 2005	6 Months	1 Year	3 Years*	5 Years*	Since Inception*
Growth Equity
Inception Date 6/15/00	10.87%	19.42%	18.88%	(8.14)%	(6.68)%
Russell 1000® Growth Index	6.57	11.60	14.74	(8.64)	(8.99)
S&P 500 Index	5.02	12.25	16.72	(1.49)	(2.06)
Consumer Price Index	2.85	4.69	3.18	2.74	2.78

* Average annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 48 for index descriptions.

Portfolio Investment Returns, continued

Balanced Portfolio

OBJECTIVE:The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies; investment-grade, intermediate-term debt securities; and cash equivalent securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

TOTAL RETURNS
September 30, 2005	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Original Shares
Inception Date 5/10/94	6.53%	11.95%	11.33%	1.54%	8.53%	9.90%
Balanced - Institutional Shares
Inception Date 5/10/94	6.69	12.23	11.61	1.80	8.79	10.16
Balanced Index	3.81	7.98	11.29	1.67	8.35	9.50
S&P 500 Index®	5.02	12.25	16.72	(1.49)	9.49	11.24
Lehman U.S. Govt./Credit
Intermediate Bond Index	1.94	1.48	3.36	6.15	6.11	6.49
Consumer Price Index	2.85	4.69	3.18	2.74	2.64	2.66

* Average annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02 represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions and/or recoupment. In the absence of such reductions, total returns would be reduced. In the absence of recoupment, total returns would be greater. See page 48 for index descriptions.

Intermediate Fixed Income Portfolio

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade, intermediate-term debt -securities providing current income. The Portfolio does not use risky derivative instruments.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

TOTAL RETURNS
September 30, 2005	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income
Inception Date 5/10/94	1.67%	1.00%	2.90%	5.45%	5.52%	5.82%
Lehman U.S. Govt./Credit
Intermediate Bond Index	1.94	1.48	3.36	6.15	6.11	6.49
91-Day U.S. Treasury Bill Index	1.49	2.52	1.59	2.35	3.77	3.95
Consumer Price Index	2.85	4.69	3.18	2.74	2.64	2.66

* Average annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 48 for index descriptions.

FUND EXPENSES

Rainier Investment Management Mutual Funds
September 30, 2005 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/05 and held for the entire period from 4/1/05 to 9/30/05.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example			Hypothetical Performance
	Actual Performance		(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/05)	$1,141.30	$1,142.70	$1,019.05	$1,020.31
Expenses Paid during Period*	$6.44	$5.10	$6.07	$4.81

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.20% for Original, 0.95% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

CORE EQUITY PORTFOLIO
Expenses Example			Hypothetical Performance
	Actual Performance		(5% return before expenses)
	Original	Institutional	Original	Institutional

Beginning Account Value (4/1/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/05)	$1,094.60	$1,095.70	$1,019.35	$1,020.61
Expenses Paid during Period*	$5.99	$4.68	$5.77	$4.51

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Original, 0.89% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

GROWTH EQUITY PORTFOLIO
Expenses Example		Hypothetical Performance
	Actual Performance	(5% return before expenses)

Beginning Account Value (4/1/05)	$1,000.00	$1,000.00
Ending Account Value (9/30/05)	$1,108.70	$1,019.10
Expenses Paid during Period*	$6.29	$6.02

*Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED PORTFOLIO
Expenses Example			Hypothetical Performance
	Actual Performance		(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/05)	$1,065.30	$1,066.90	$1,019.30	$1,020.36
Expenses Paid during Period*	$6.16	$4.87	$6.02	$4.76

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original, 0.94% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFOLIO
Expenses Example		Hypothetical Performance
	Actual Performance	(5% return before expenses)

Beginning Account Value (4/1/05)	$1,000.00	$1,000.00
Ending Account Value (9/30/05)	$1,016.70	$1,022.31
Expenses Paid during Period*	$2.78	$2.79

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio

Sector Representation as of 9/30/05 (Unaudited)
(% of Net Assets)

September 30, 2005 (Unaudited)

COMMON STOCKS
(98.5%)	Shares	Value
AUTOS AND TRANSPORTATION (0.6%)
Greenbrier Companies, Inc.	305,500	$10,154,820
TOTAL
AUTOS AND TRANSPORTATION		10,154,820

CONSUMER DISCRETIONARY AND
SERVICES (14.3%)
Activision, Inc. (a)	558,183	11,414,842
Advance Auto Parts, Inc. (a)	192,050	7,428,494
American Eagle Outfitters, Inc.	584,700	13,757,991
aQuantive, Inc. (a)	522,200	10,511,886
CKE Restaurants, Inc.	973,350	12,828,753
Elizabeth Arden, Inc. (a)	527,075	11,374,278
Estee Lauder Companies, Inc.	362,700	12,632,841
Getty Images, Inc. (a)	85,700	7,373,628
Grupo Televisa S.A.
de C.V. - ADR	343,750	24,650,312
Guess ?, Inc. (a)	421,400	9,030,602
Labor Ready, Inc. (a)	921,600	23,639,040
MSC Industrial Direct Co., Inc.	388,150	12,874,936
Navigant Consulting, Inc. (a)	229,950	4,405,842
Netease.com, Inc. - ADR (a)	127,250	11,453,773
Nordstrom, Inc.	383,800	13,172,016
Penn National Gaming, Inc. (a)	381,700	11,874,687
PETsMART, Inc.	629,950	13,720,311
Prestige Brands Holdings, Inc. (a)	570,000	7,022,400
Rollins, Inc.	389,200	7,597,184
Scientific Games Corp. Cl. A (a)	511,065	15,843,015
TOTAL CONSUMER DISCRETIONARY
AND SERVICES		242,606,831

CONSUMER STAPLES (1.2%)
Smithfield Foods, Inc. (a)	720,750	21,391,860
TOTAL CONSUMER STAPLES		21,391,860

ENERGY (11.1%)
Atwood Oceanics, Inc. (a)	212,300	17,877,783
Core Laboratories N.V. (a)	338,650	10,924,849
Grant Prideco, Inc. (a)	731,900	29,751,735
KCS Energy, Inc. (a)	734,300	20,215,279

See accompanying Notes to Financial Statements

Nabors Industries Ltd. (a)	161,350	$11,589,770
Noble Energy, Inc.	665,600	31,216,640
Patterson-UTI Energy, Inc.	332,750	12,005,620
Peabody Energy Corp.	243,000	20,497,050
Stone Energy Corp. (a)	320,750	19,578,580
Ultra Petroleum Corp. (a)	264,850	15,064,668
TOTAL ENERGY		188,721,974

FINANCIAL SERVICES (20.3%)
Affiliated Managers
Group, Inc. (a)	385,950	27,950,499
Alliance Data Systems Corp. (a)	214,600	8,401,590
Assurant, Inc.	557,100	21,203,226
BioMed Realty Trust, Inc.	305,800	7,583,840
CB Richard Ellis Group, Inc. (a)	472,800	23,261,760
CBL & Associates Properties, Inc.	101,500	4,160,485
CheckFree Corp. (a)	73,550	2,781,661
Commercial Capital
Bancorp, Inc.	389,502	6,621,534
Equity Inns, Inc.	647,600	8,742,600
Euronet Worldwide, Inc. (a)	367,200	10,865,448
Glacier Bancorp, Inc.	414,873	12,807,130
HealthExtras, Inc. (a)	196,850	4,208,653
Host Marriott Corp.	605,600	10,234,640
Investment Technology
Group, Inc. (a)	266,750	7,895,800
Jones Lang LaSalle, Inc.	257,550	11,862,753
Northern Trust Corp.	482,250	24,377,737
Paychex, Inc.	259,500	9,622,260
Philadelphia Consolidated
Holding Corp. (a)	249,750	21,203,775
Redwood Trust, Inc.	245,475	11,932,540
Safeco Corp.	216,250	11,543,425
SEI Investments Co.	532,450	20,009,471
Sunstone Hotel Investors, Inc.	971,477	23,694,324
W.R. Berkley Corp.	671,400	26,506,872
Williams Scotsman
International, Inc. (a)	415,300	6,644,800
Zions Bancorp.	285,700	20,344,697
TOTAL FINANCIAL SERVICES		344,461,520

HEALTH CARE (13.7%)
American Pharmaceutical
Partners, Inc. (a)	682,125	31,145,827
ArthroCare Corp. (a)	228,300	9,182,226
Cytyc Corp. (a)	754,400	20,255,640
Endo Pharmaceuticals
Holdings Inc. (a)	468,296	12,489,454
Humana Inc. (a)	290,900	13,928,292
Intuitive Surgical, Inc. (a)	153,050	11,217,035
Invitrogen Corp. (a)	144,250	10,851,928
Kinetic Concepts, Inc. (a)	134,250	7,625,400
Kyphon, Inc. (a)	512,850	22,534,629
Laserscope (a)	186,810	5,264,306
LifePoint Hospitals, Inc. (a)	407,500	17,819,975
MGI Pharma, Inc. (a)	425,100	9,909,081
Nastech
Pharmaceutical Co. Inc. (a)	279,750	3,955,665
Palomar Medical
Technologies, Inc. (a)	261,800	6,867,014
Protein Design Labs, Inc. (a)	391,350	10,957,800
QIAGEN N.V. (a)	530,931	6,923,340
Serologicals Corp. (a)	274,200	6,185,952
United Therapeutics Corp. (a)	111,725	7,798,405
WebMD Health Corp. (a)	792,300	8,778,684
Wright Medical Group, Inc. (a)	349,350	8,621,958
TOTAL HEALTH CARE		232,312,611

MATERIALS AND PROCESSING (11.8%)
Airgas, Inc.	598,650	17,737,999
Ceradyne, Inc. (a)	607,650	22,288,602
Cleveland-Cliffs, Inc.	126,550	11,023,770
Jacobs Engineering
Group, Inc. (a)	363,650	24,510,010
Lyondell Chemical Co.	566,400	16,210,368
Maverick Tube Corp. (a)	529,650	15,889,500
Olin Corp.	652,750	12,395,723
Oregon Steel Mills, Inc. (a)	599,850	16,735,815
Phelps Dodge Corp.	108,200	14,058,426
Precision Castparts Corp.	581,500	30,877,650
Timken Co.	643,250	19,059,498
TOTAL
MATERIALS AND PROCESSING		200,787,361

PRODUCER DURABLES (7.3%)
A.S.V., Inc. (a)	578,052	13,092,878
Esterline Technologies Corp. (a)	295,700	11,204,073
Joy Global, Inc.	1,105,550	55,786,053
Mattson Technology, Inc. (a)	881,950	6,623,444
Middleby Corp. (a)	117,702	8,533,395
Parker-Hannifin Corp.	129,450	8,324,930
Thomas & Betts Corp. (a)	576,500	19,837,365
TOTAL PRODUCER DURABLES		123,402,138

TECHNOLOGY (15.2%)
ALTERA Corp. (a)	416,600	7,961,226
American Science &
Engineering, Inc. (a)	136,400	8,946,476
AudioCodes Ltd. (a)	849,650	9,354,647
Autodesk, Inc.	496,100	23,038,884
Avid Technology, Inc. (a)	109,400	4,529,160
Cognos, Inc. (a)	415,550	16,177,361
F5 Networks, Inc. (a)	548,650	23,849,815
FormFactor, Inc. (a)	437,900	9,992,878
Hyperion Solutions Corp. (a)	278,450	13,546,592
InPhonic, Inc. (a)	555,050	7,631,937

See accompanying Notes to Financial Statements

Schedule of Investments—Small/Mid Cap Equity Portfolio, continued

Intersil Corp.	820,500	$17,870,490
Marvell Technology
Group Ltd. (a)	370,950	17,104,505
Mercury Interactive Corp. (a)	398,900	15,796,440
Microsemi Corp. (a)	808,300	20,643,982
Rockwell Automation, Inc.	336,950	17,824,655
SafeNet, Inc. (a)	126,050	4,576,876
Trident Microsystems, Inc. (a)	161,450	5,135,725
Viasat, Inc. (a)	314,000	8,054,100
Websense, Inc. (a)	241,800	12,382,578
Witness Systems, Inc. (a)	642,400	13,419,736
TOTAL TECHNOLOGY		257,838,063

UTILITIES (3.0%)
Constellation Energy Group, Inc.	247,400	15,239,840
Kinder Morgan, Inc.	124,800	12,000,768
NII Holdings, Inc. (a)	121,950	10,298,678
PPL Corp.	442,800	14,315,724
TOTAL UTILITIES		51,855,010

TOTAL COMMON STOCKS
(cost $1,409,236,999)		$1,673,532,188

SHORT-TERM INVESTMENTS
(3.5%)	Principal Amount	Value
COMMERCIAL PAPER (3.4%)
American Express
3.550%, 10-03-2005	57,532,000	$57,520,647
VARIABLE-RATE DEMAND NOTES (b) (0.1%)
American Family Demand Note
3.442%, 12-31-2031	1,120,685	1,120,685
Wisconsin Corp. Central Credit Union
3.510%, 12-31-2031	678,994	678,994
TOTAL VARIABLE-RATE
DEMAND NOTES		1,799,679

TOTAL SHORT-TERM
INVESTMENTS
(cost $59,320,326)		$59,320,326

TOTAL INVESTMENTS IN
SECURITIES (102.0%)
(cost $1,468,557,325)		$1,732,852,514

LIABILITIES IN EXCESS
OF OTHER ASSETS (-2.0%)		$(34,315,932)

NET ASSETS (100.0%)		$1,698,536,582

ADR    American Depository Receipt.
(a)  Non-income producing security.
(b)  The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Core Equity Portfolio

Sector Representation as of 9/30/05 (Unaudited)
(% of Net Assets)

September 30, 2005 (Unaudited)

COMMON STOCKS
(99.6%)	Shares	Value
CONSUMER DISCRETIONARY (8.2%)
Advance Auto Parts, Inc. (a)	66,787	$2,583,321
Comcast Corp. Cl. A (a)	206,850	6,077,253
eBay, Inc. (a)	136,200	5,611,440
Hilton Hotels Corp.	131,025	2,924,478
J.C. Penney Co., Inc.	137,650	6,527,363
Kohl’s Corp. (a)	137,050	6,877,169
Nordstrom, Inc.	96,184	3,301,035
Office Depot, Inc. (a)	133,400	3,961,980
PETsMART, Inc.	150,100	3,269,178
Walt Disney Co.	179,500	4,331,335
TOTAL
CONSUMER DISCRETIONARY		45,464,552

CONSUMER STAPLES (7.3%)
CVS Corp.	46,850	1,359,118
Estee Lauder Companies, Inc.	130,750	4,554,023
Gillette Co.	202,450	11,782,590
Kellogg Co.	79,900	3,685,787
PepsiCo, Inc.	113,356	6,428,419
Procter & Gamble Co.	136,400	8,110,344
Smithfield Foods, Inc. (a)	143,050	4,245,724
TOTAL CONSUMER STAPLES		40,166,005

ENERGY (12.5%)
Apache Corp.	31,700	2,384,474
Baker Hughes Inc.	45,650	2,724,392
BP PLC - ADR	71,100	5,037,435
ConocoPhillips	99,450	6,952,549
Exxon Mobil Corp.	241,152	15,322,798
Grant Prideco, Inc. (a)	156,450	6,359,692
Kinder Morgan, Inc.	18,625	1,790,980
Nabors Industries Ltd. (a)	88,150	6,331,815
Noble Energy, Inc.	171,550	8,045,695
Patterson-UTI Energy, Inc.	106,900	3,856,952
Peabody Energy Corp.	68,850	5,807,498
Transocean, Inc. (a)	76,950	4,717,805
TOTAL ENERGY		69,332,085

FINANCIALS (19.1%)
Affiliated Managers Group, Inc. (a)	54,200	3,925,164
Allstate Corp.	34,350	1,899,211

See accompanying Notes to Financial Statements.

Schedule of Investments—Core Equity Portfolio, continued

American Express Co.	120,600	$6,927,264
American International
Group, Inc.	98,207	6,084,906
Assurant, Inc.	82,300	3,132,338
Bank of America Corp.	287,192	12,090,783
Chubb Corp.	93,700	8,390,835
Citigroup, Inc.	216,386	9,849,891
Franklin Resources, Inc.	115,300	9,680,588
Genworth Financial, Inc.	111,550	3,596,372
Goldman Sachs Group, Inc.	90,000	10,942,200
Lehman Brothers Holdings Inc.	90,400	10,529,792
Northern Trust Corp.	64,500	3,260,475
Prudential Financial, Inc.	114,150	7,711,974
Wachovia Corp.	63,320	3,013,399
Wells Fargo & Co.	75,250	4,407,392
TOTAL FINANCIALS		105,442,584

HEALTH CARE (14.7%)
Aetna, Inc.	63,150	5,439,741
Amgen Inc. (a)	100,675	8,020,777
Caremark Rx, Inc. (a)	101,650	5,075,384
Cytyc Corp. (a)	144,300	3,874,455
Eli Lilly & Co.	99,500	5,325,240
Fisher Scientific
International Inc. (a)	66,800	4,144,940
Gilead Sciences, Inc. (a)	196,350	9,574,026
Johnson & Johnson	106,027	6,709,389
LifePoint Hospitals, Inc. (a)	77,650	3,395,634
Medtronic, Inc.	57,250	3,069,745
Novartis AG - ADR	206,500	10,531,500
Pfizer, Inc.	185,050	4,620,699
Wright Medical Group, Inc. (a)	91,800	2,265,624
Wyeth	201,200	9,309,524
TOTAL HEALTH CARE		81,356,678

INDUSTRIALS (11.6%)
Boeing Co.	75,075	5,101,346
Caterpillar Inc.	77,100	4,529,625
General Electric Co.	558,274	18,797,086
Honeywell International Inc.	162,400	6,090,000
Jacobs Engineering Group, Inc. (a)	71,650	4,829,210
Joy Global, Inc.	121,975	6,154,858
Norfolk Southern Corp.	107,050	4,341,948
Parker-Hannifin Corp.	57,900	3,723,549
Rockwell Automation, Inc.	93,525	4,947,473
Tsakos Energy Navigation Ltd.	13,050	470,061
United Technologies Corp.	105,350	5,461,344
TOTAL INDUSTRIALS		64,446,500

INFORMATION TECHNOLOGY (16.9%)
ALTERA Corp. (a)	254,050	4,854,895
Analog Devices, Inc.	109,100	4,051,974
Applied Materials, Inc.	164,050	2,782,288
Autodesk, Inc.	49,750	2,310,390
Cisco Systems, Inc. (a)	425,985	7,637,911
Cognos, Inc. (a)	82,850	3,225,350
Corning, Inc. (a)	292,150	5,647,260
Dell, Inc. (a)	179,125	6,126,075
EMC Corp. (a)	467,750	6,052,685
Intel Corp.	436,414	10,757,605
Marvell Technology
Group Ltd. (a)	121,300	5,593,143
Mercury Interactive Corp. (a)	128,450	5,086,620
Microsoft Corp.	312,336	8,036,405
Motorola, Inc.	255,900	5,652,831
SAP AG - ADR	108,000	4,679,640
Texas Instruments, Inc.	170,025	5,763,848
Yahoo!, Inc. (a)	147,900	5,004,936
TOTAL
INFORMATION TECHNOLOGY		93,263,856

MATERIALS (3.6%)
BHP Billiton Ltd. - ADR	121,700	4,159,706
Cemex S.A. de C.V. - ADR	65,250	3,412,575
Dow Chemical Co.	116,950	4,873,306
Lyondell Chemical Co.	57,850	1,655,667
Phelps Dodge Corp.	26,950	3,501,614
Praxair, Inc.	49,300	2,362,949
TOTAL MATERIALS		19,965,817

TELECOMMUNICATION SERVICES (2.2%)
America Movil
S.A. de C.V. - ADR	341,400	8,985,648
Sprint Nextel Corp.	124,059	2,950,123
TOTAL TELECOMMUNICATION
SERVICES		11,935,771

UTILITIES (3.5%)
Dominion Resources, Inc.	52,550	4,526,657
Exelon Corp.	152,950	8,173,648
TXU Corp.	58,200	6,569,616
TOTAL UTILITIES		19,269,921

TOTAL COMMON STOCKS
(cost $433,343,029)		$550,643,769

See accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS (0.3%)	Principal Amount	Value
COMMERCIAL PAPER (0.2%)
American Express
3.550%, 10-03-2005	824,000	$823,838
VARIABLE-RATE DEMAND NOTES (B) (0.1%)
American Family Demand Note
3.442%, 12-31-2031	445,313	445,313
Wisconsin Corp. Central Credit Union
3.510%, 12-31-2031	202,881	202,881
TOTAL VARIABLE-RATE
DEMAND NOTES		648,194

TOTAL SHORT-TERM
INVESTMENTS
(cost $1,472,031)		$1,472,032

TOTAL INVESTMENTS
IN SECURITIES (99.9%)
(cost $434,815,060)		$552,115,801

OTHER ASSETS
LESS LIABILITIES (0.1%)		$677,933

NET ASSETS (100.0%)		$552,793,734

ADR  American Depository Receipt.
(a)  Non-income producing security.
(b)  The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Schedules of Investments, continued

Growth Equity Portfolio

Sector Representation as of 9/30/05 (Unaudited)
(% of Net Assets)

September 30, 2005 (Unaudited)

COMMON STOCKS
(99.7%)	Shares	Value
AUTOS AND TRANSPORTATION (2.5%)
C.H. Robinson Worldwide, Inc.	2,000	$128,240
Oshkosh Truck Corp.	2,800	120,848
TOTAL AUTOS AND
TRANSPORTATION		249,088

CONSUMER DISCRETIONARY AND
SERVICES (18.8%)
Coach, Inc. (a)	3,700	116,032
Dolby Laboratories, Inc. (a)	2,000	32,000
eBay, Inc. (a)	3,600	148,320
Electronic Arts, Inc. (a)	3,250	184,892
Estee Lauder Companies, Inc.	2,050	71,402
Google, Inc. Cl. A (a)	850	268,991
Hilton Hotels Corp.	7,650	170,748
Nike, Inc.	3,100	253,208
Nordstrom, Inc.	6,500	223,080
Starbucks Corp. (a)	2,775	139,028
Yahoo!, Inc. (a)	8,000	270,720
TOTAL CONSUMER DISCRETIONARY
AND SERVICES		1,878,421

CONSUMER STAPLES (4.4%)
PepsiCo, Inc.	2,150	121,927
Procter & Gamble Co.	2,900	172,434
Wm. Wrigley Jr. Co.	2,000	143,760
TOTAL CONSUMER STAPLES		438,121

ENERGY (3.8%)
Baker Hughes Inc.	1,700	101,456
Patterson-UTI Energy, Inc.	4,200	151,536
Ultra Petroleum Corp. (a)	2,300	130,824
TOTAL ENERGY		383,816

See accompanying Notes to Financial Statements.

FINANCIAL SERVICES (13.1%)
American Express Co.	1,800	$103,392
Chicago Mercantile
Exchange Holdings Inc.	200	67,460
Franklin Resources, Inc.	2,200	184,712
Goldman Sachs Group, Inc.	1,800	218,844
Legg Mason, Inc.	2,600	285,194
Moody’s Corp.	3,700	188,996
Paychex, Inc.	2,000	74,160
SLM Corp.	3,450	185,058
TOTAL FINANCIAL SERVICES		1,307,816

HEALTH CARE (20.4%)
Aetna, Inc.	1,575	135,670
Alcon, Inc.	2,000	255,760
Amgen Inc. (a)	3,700	294,779
Genentech, Inc. (a)	2,600	218,946
Gilead Sciences, Inc. (a)	2,150	104,834
Johnson & Johnson	1,800	113,904
Medtronic, Inc.	3,750	201,075
Novartis AG - ADR	4,200	214,200
St. Jude Medical, Inc. (a)	2,700	126,360
UnitedHealth Group Inc.	4,800	269,760
Zimmer Holdings, Inc. (a)	1,500	103,335
TOTAL HEALTH CARE		2,038,623

MATERIALS AND PROCESSING (3.3%)
Jacobs Engineering Group, Inc. (a)	2,050	138,170
Precision Castparts Corp.	3,700	196,470
TOTAL MATERIALS AND
PROCESSING		334,640

OTHER (2.4%)
General Electric Co.	7,100	239,057
TOTAL OTHER		239,057

PRODUCER DURABLES (4.2%)
Boeing Co.	2,000	135,900
Caterpillar Inc.	1,800	105,750
Danaher Corp.	900	48,447
United Technologies Corp.	2,500	129,600
TOTAL PRODUCER DURABLES		419,697

TECHNOLOGY (23.0%)
Adobe Systems, Inc.	3,600	107,460
Apple Computer, Inc. (a)	3,400	182,274
Cisco Systems, Inc. (a)	4,000	71,720
Cognizant Technology
Solutions Corp. (a)	2,100	97,839
Corning, Inc. (a)	4,600	88,918
Dell, Inc. (a)	5,450	186,390
Intel Corp.	9,800	241,570
Juniper Networks, Inc. (a)	5,050	120,139
Marvell Technology Group Ltd. (a)	5,400	248,994
Mercury Interactive Corp. (a)	2,300	91,080
Microsoft Corp.	7,350	189,115
Motorola, Inc.	6,700	148,003
Network Appliance, Inc. (a)	4,000	94,960
QUALCOMM, Inc.	2,550	114,113
Rockwell Automation, Inc.	1,100	58,190
SAP AG - ADR	2,100	90,993
Texas Instruments, Inc.	5,000	169,500
TOTAL TECHNOLOGY		2,301,258

UTILITIES (3.8%)
America Movil S.A. de C.V. - ADR	7,600	200,032
NII Holdings, Inc. (a)	2,100	177,345
TOTAL UTILITIES		377,377

TOTAL COMMON STOCKS
(cost $8,647,033)		$9,967,914

SHORT-TERM INVESTMENTS
(0.1%)	Principal Amount	Value
VARIABLE-RATE DEMAND NOTES (B) (0.1%)
American Family Demand Note
3.442%, 12-31-2031	5,329	$5,329
Wisconsin Corp. Central Credit Union
3.510%, 12-31-2031	2,273	2,273
TOTAL VARIABLE-RATE
DEMAND NOTE		7,602

TOTAL SHORT-TERM
INVESTMENTS
(cost $7,602)		$7,602

TOTAL INVESTMENTS IN
SECURITIES (99.8%)
(cost $8,654,635)		$9,975,516

OTHER ASSETS LESS
LIABILITIES (0.2%)		$18,450

NET ASSETS (100.0%)		$9,993,966

ADR  American Depository Receipt.
(a)  Non-income producing security.
(b)  The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Schedules of Investments, continued

Balanced Portfolio

Asset Allocation as of 9/30/05 (Unaudited)
(% of Net Assets)

September 30, 2005 (Unaudited)

DEBT SECURITIES
(34.5%)	Principal Amount	Value
CORPORATE BONDS (24.0%)
FINANCE (20.0%)
ACE Limited
6.000%, 04/01/2007	550,000	$559,016
AFLAC Inc.
6.500%, 04/15/2009	700,000	739,230
Allstate Life
4.500%, 05/29/2009	625,000	620,684
American Express Credit Corp.
3.000%, 05/16/2008	500,000	481,978
Bank of America Corp.
6.625%, 10/15/2007	1,500,000	1,558,467
Citigroup Inc.
4.125%, 02/22/2010	1,750,000	1,710,483
Countrywide Home Loans
5.625%, 05/15/2007	2,000,000	2,029,774
General Electric Capital Corp.
3.125%, 04/01/2009	2,250,000	2,141,032
Goldman Sachs Group
5.700%, 09/01/2012	1,750,000	1,817,652
Hartford Life, Inc.
7.100%, 06/15/2007	780,000	810,883
Household Finance Corp.
5.750%, 01/30/2007	1,500,000	1,523,747
International Lease Financial Corp.
4.750%, 01/13/2012	2,000,000	1,965,596
Key Bank N.A.
6.500%, 10/15/2027	500,000	519,344
Merrill Lynch
4.250%, 02/08/2010	1,700,000	1,663,547
MGIC Investment Corp.
6.000%, 03/15/2007	225,000	228,919
Morgan Stanley
4.250%, 05/15/2010	1,650,000	1,609,989
Protective Life Secured Trust
3.700%, 11/24/2008	1,000,000	978,484
Reliastar Financial Corp.
6.500%, 11/15/2008	2,000,000	2,115,472
SLM Corp.
3.833%, 07/27/2009 (b)	1,100,000	1,100,279
4.000%, 01/15/2010	500,000	486,258
TOTAL FINANCE		24,660,834

INDUSTRIALS (4.0%)
Amgen Inc.
4.000%, 11/18/2009	500,000	489,295
Deluxe Corp.
3.500%, 10/01/2007	450,000	436,749

See accompanying Notes to Financial Statements.

Ford Motor Credit Co.
6.500%, 01/25/2007	850,000	$851,251
General Mills, Inc.
5.125%, 02/15/2007	250,000	251,390
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	994,434
John Deere Capital Corp.
4.500%, 08/22/2007	1,000,000	997,958
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,000,000	972,341
TOTAL INDUSTRIALS		4,993,418

TOTAL CORPORATE BONDS
(cost $30,042,667)		$29,654,252

MORTGAGE PASS-THROUGH
SECURITIES (1.6%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%,
05/01/2019	324,981	318,562
Pool #G01779, 5.000%,
04/01/2035	417,252	409,102
		727,664
Federal National Mortgage Association
Pool #555872, 5.000%,
11/01/2018	288,607	288,137
Pool #725690, 6.000%,
08/01/2034	264,834	269,401
Pool #807942, 5.500%,
12/01/2034	523,250	523,451
Pool #735394, 6.500%,
02/01/2035	184,402	189,856
		1,270,845
TOTAL MORTGAGE
PASS-THROUGH SECURITIES
(cost $2,008,927)		$1,998,509

U.S. GOVERNMENT AGENCY (5.5%)
Federal Home Loan Bank
3.375%, 02/15/2008	750,000	732,624
4.750%, 08/13/2010	200,000	201,939
		934,563
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,000,000	997,924
5.000%, 07/15/2014	1,000,000	1,027,055
		2,024,979
Federal National Mortgage Association
5.375%, 11/15/2011	1,750,000	1,825,171
4.375%, 03/15/2013	1,500,000	1,482,813
5.240%, 08/07/2018	500,000	507,102
		3,815,086
TOTAL U.S. GOVERNMENT AGENCY
(cost $6,856,362)		$6,774,628

U.S. TREASURY NOTES (3.4%)
1.875%, 01/31/2006	150,000	149,121
6.125%, 08/15/2007	425,000	439,958
5.625%, 05/15/2008	1,500,000	1,553,379
4.250%, 08/15/2013	1,025,000	1,021,798
4.250%, 11/15/2014	1,000,000	993,165

TOTAL U.S. TREASURY NOTES
(cost $4,160,533)		$4,157,421

TOTAL DEBT SECURITIES
(cost $43,068,489)		$42,584,810

COMMON STOCKS
(64.6%)	Shares	Value
CONSUMER DISCRETIONARY (5.3%)
Advance Auto Parts, Inc. (a)	9,525	$368,427
Comcast Corp. Cl. A (a)	28,750	844,675
eBay, Inc. (a)	19,450	801,340
Hilton Hotels Corp.	18,550	414,036
J.C. Penney Co., Inc.	19,500	924,690
Kohl’s Corp. (a)	19,900	998,582
Nordstrom, Inc.	14,000	480,480
Office Depot, Inc. (a)	18,950	562,815
PETsMART, Inc.	23,950	521,631
Walt Disney Co.	25,900	624,967
TOTAL
CONSUMER DISCRETIONARY		6,541,643

CONSUMER STAPLES (4.7%)
CVS Corp.	6,850	198,718
Estee Lauder Companies, Inc.	18,650	649,580
Gillette Co.	29,025	1,689,255
Kellogg Co.	11,450	528,189
PepsiCo, Inc.	16,324	925,734
Procter & Gamble Co.	19,700	1,171,362
Smithfield Foods, Inc. (a)	20,750	615,860
TOTAL CONSUMER STAPLES		5,778,698

ENERGY (8.2%)
Apache Corp.	4,750	357,295
Baker Hughes Inc.	6,800	405,824
BP PLC - ADR	10,150	719,127
ConocoPhillips	16,000	1,118,560
Exxon Mobil Corp.	34,356	2,182,980
Grant Prideco, Inc. (a)	23,750	965,438
Kinder Morgan, Inc.	3,250	312,520
Nabors Industries Ltd. (a)	12,650	908,650

See accompanying Notes to Financial Statements.

Schedule of Information — Balanced Portfolio, continued

Noble Energy, Inc.	24,600	$1,153,740
Patterson-UTI Energy, Inc.	15,450	557,436
Peabody Energy Corp.	9,700	818,195
Transocean, Inc. (a)	11,100	680,541
TOTAL ENERGY		10,180,306

FINANCIALS (12.3%)
Affiliated Managers Group, Inc. (a)	7,750	561,255
Allstate Corp.	5,250	290,273
American Express	17,400	999,456
American International
Group, Inc.	13,988	866,696
Assurant, Inc.	12,100	460,526
Bank of America Corp.	40,302	1,696,714
Chubb Corp.	13,400	1,199,970
Citigroup, Inc.	30,797	1,401,879
Franklin Resources, Inc.	16,575	1,391,637
Genworth Financial, Inc.	16,200	522,288
Goldman Sachs Group, Inc.	12,950	1,574,461
Lehman Brothers Holdings Inc.	13,000	1,514,240
Northern Trust Corp.	9,300	470,115
Prudential Financial, Inc.	16,250	1,097,850
Wachovia Corp.	9,208	438,209
Wells Fargo & Co.	12,475	730,661
TOTAL FINANCIALS		15,216,230

HEALTH CARE (9.7%)
Aetna, Inc.	9,000	775,260
Amgen Inc. (a)	14,300	1,139,281
Caremark Rx, Inc. (a)	14,950	746,453
Cytyc Corp. (a)	20,850	559,822
Eli Lilly & Co.	14,275	763,998
Fisher Scientific
International Inc. (a)	8,900	552,245
Gilead Sciences, Inc. (a)	27,900	1,360,404
Johnson & Johnson	17,225	1,089,998
LifePoint Hospitals, Inc. (a)	12,400	542,252
Medtronic, Inc.	8,000	428,960
Novartis AG - ADR	30,200	1,540,200
Pfizer, Inc.	26,450	660,457
Wright Medical Group, Inc. (a)	18,600	459,048
Wyeth	28,950	1,339,517
TOTAL HEALTH CARE		11,957,895

INDUSTRIALS (7.5%)
Boeing Co.	10,700	727,065
Caterpillar Inc.	11,100	652,125
General Electric Co.	80,050	2,695,283
Honeywell International Inc.	23,100	866,250
Jacobs Engineering Group, Inc. (a)	10,200	687,480
Joy Global, Inc.	17,225	869,173
Norfolk Southern Corp.	14,600	592,176
Parker-Hannifin Corp.	9,250	594,868
Rockwell Automation, Inc.	13,450	711,505
Tsakos Energy Navigation Ltd.	3,700	133,274
United Technologies Corp.	14,750	764,640
TOTAL INDUSTRIALS		9,293,839

INFORMATION TECHNOLOGY (10.9%)
ALTERA Corp. (a)	36,200	691,782
Analog Devices, Inc.	15,200	564,528
Applied Materials, Inc.	23,250	394,320
Autodesk, Inc.	7,400	343,656
Cisco Systems, Inc. (a)	61,991	1,111,499
Cognos, Inc. (a)	12,200	474,946
Corning, Inc. (a)	41,850	808,960
Dell, Inc. (a)	25,650	877,230
EMC Corp. (a)	66,250	857,275
Intel Corp.	61,100	1,506,115
Marvell Technology
Group Ltd. (a)	17,450	804,620
Mercury Interactive Corp. (a)	18,100	716,760
Microsoft Corp.	44,750	1,151,417
Motorola, Inc.	36,900	815,121
SAP AG - ADR	15,300	662,949
Texas Instruments, Inc.	23,700	803,430
Yahoo!, Inc. (a)	26,550	898,452
TOTAL
INFORMATION TECHNOLOGY		13,483,060

MATERIALS (2.3%)
BHP Billiton Ltd. - ADR	17,800	608,404
Cemex S.A. de C.V. - ADR	9,650	504,695
Dow Chemical Co.	17,000	708,390
Lyondell Chemical Co.	8,300	237,546
Phelps Dodge Corp.	3,850	500,230
Praxair, Inc.	7,250	347,493
TOTAL MATERIALS		2,906,758

TELECOMMUNICATION SERVICES (1.5%)
America Movil S.A. de C.V. - ADR	53,150	1,398,908
Sprint Nextel Corp.	18,009	428,254
TOTAL TELECOMMUNICATION
SERVICES		1,827,162

UTILITIES (2.2%)
Dominion Resources, Inc.	7,400	637,436
Exelon Corp.	21,900	1,170,336
TXU Corp.	8,400	948,192
TOTAL UTILITIES		2,755,964

TOTAL COMMON STOCKS
(cost $61,572,779)		$79,941,555

See accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS
(0.4%)	Principal Amount	Value
VARIABLE-RATE DEMAND NOTES (B) (0.4%)
American Family Demand Note
3.442%, 12-31-2031	260,396	$260,396
Wisconsin Corp. Central Credit Union
3.510%, 12-31-2031	214,907	214,907
TOTAL VARIABLE-RATE
DEMAND NOTES		475,303

TOTAL SHORT-TERM
INVESTMENTS
(cost $475,503)		$475,303

TOTAL INVESTMENTS
IN SECURITIES (99.5%)
(cost $105,116,571)		$123,001,668

OTHER ASSETS LESS
LIABILITIES (0.5%)		$679,376

NET ASSETS (100.0%)		$123,681,044

ADR  American Depository Receipt.

(a)  Non-income producing security.

(b)  The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Schedules of Investments, continued

Intermediate Fixed Income Portfolio

Sector Representation as of 9/30/05 (Unaudited)
(% of Net Assets)

September 30, 2005 (Unaudited)

DEBT SECURITIES
(97.4%)	Principal Amount	Value
ASSET-BACKED SECURITIES(0.9%)
MBNA Credit Card Master Note
Series 2004-4A, 2.700%,
09-15-2009	500,000	$486,879

TOTAL ASSET-BACKED
SECURITIES
(cost $496,140)		$486,879

CORPORATE BONDS (66.5%)
FINANCE (54.8%)
ACE Limited
6.000%, 04/01/2007	700,000	711,474
AFLAC Inc.
6.500%, 04/15/2009	900,000	950,439
Allstate Life
4.500%, 05/29/2009	625,000	620,684
American Express Credit Corp.
3.000%, 05/16/2008	1,350,000	1,301,342
Bank of America Corp.
7.125%, 09/15/2006	250,000	255,841
Citigroup Inc.
5.625%, 08/27/2012	1,100,000	1,145,083
Commercial Credit TRV
6.750%, 07/01/2007	930,000	962,883
Countrywide Home Loans
5.625%, 05/15/2007	2,000,000	2,029,774
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,061,796
4.250%, 06/15/2012	1,350,000	1,301,488
Goldman Sachs Group
5.700%, 09/01/2012	1,900,000	1,973,450
Household Finance Corp.
5.750%, 01/30/2007	1,500,000	1,523,747
International Lease Finance Corp.
4.750%, 02/15/2008	1,550,000	1,551,263
4.750%, 01/13/2012	1,325,000	1,302,207
Key Bank N.A.
6.500%, 10/15/2027	500,000	519,344
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	1,000,000	979,275
Merrill Lynch
4.250%, 02/08/2010	2,725,000	2,666,568
MGIC Investment Corp.
6.000%, 03/15/2007	750,000	763,064
Morgan Stanley
4.250%, 05/15/2010	2,000,000	1,951,502
Protective Life Secured Trust
3.700%, 11/24/2008	1,400,000	1,369,878
Reliastar Financial Corp.
6.500%, 11/15/2008	2,350,000	2,485,680
SLM Corp.
3.833%, 07/27/2009 (a)	1,450,000	1,450,368
4.000%, 01/15/2010	1,150,000	1,118,392
Wachovia Corp.
3.625%, 02/17/2009	900,000	872,117
TOTAL FINANCE		30,867,659

See accompanying Notes to Financial Statements.

INDUSTRIALS (11.7%)
Amgen Inc.
4.000%, 11/18/2009	650,000	$636,084
Deluxe Corp.
5.125%, 10/01/2014	650,000	610,705
First Data Corp.
3.375%, 08/01/2008	500,000	483,667
Ford Motor Credit Co.
6.500%, 01/25/2007	900,000	901,325
General Mills, Inc.
5.125%, 02/15/2007	750,000	754,170
General Motors Acceptance Corp.
6.125%, 02/01/2007	750,000	745,825
John Deere Capital Corp.
4.500%, 08/22/2007	1,250,000	1,247,447
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,275,000	1,239,735
TOTAL INDUSTRIALS		6,618,958

TOTAL CORPORATE BONDS
(cost $38,051,534)		$37,486,617

MORTGAGE PASS-THROUGH
SECURITIES (4.6%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%,
05/01/2019	423,461	415,098
Pool #G01779, 5.000%,
04/01/2035	545,273	534,622
		949,720
Federal National Mortgage Association
Pool #555872, 5.000%,
11/01/2018	363,431	362,838
Pool #725690, 6.000%,
08/01/2034	345,084	351,035
Pool #807942, 5.500%,
12/01/2034	668,596	668,853
Pool #735394, 6.500%,
02/01/2035	242,908	250,092
		1,632,818
TOTAL MORTGAGE
PASS-THROUGH SECURITIES
(cost $2,596,049)		$2,582,538

U.S. GOVERNMENT AGENCY
(12.3%)
Federal Home Loan Bank
3.375%, 02/15/2008	500,000	488,416
4.000%, 11/13/2009	500,000	491,343
5.750%, 05/15/2008	250,000	258,180
		1,237,939
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,250,000	1,247,405
5.000%, 07/15/2014	1,250,000	1,283,819
		2,531,224
Federal National Mortgage Association
5.375%, 11/15/2011	1,335,000	1,392,345
6.125%, 03/15/2012	1,250,000	1,358,850
5.240%, 08/07/2018	425,000	431,037
		3,182,232

TOTAL U.S. GOVERNMENT AGENCY
(cost $6,979,983)		$6,951,395

U.S. TREASURY NOTES (13.1%)
3.500%, 11/15/2006	500,000	496,700
6.125%, 08/15/2007	800,000	828,157
5.625%, 05/15/2008	500,000	517,793
6.000%, 08/15/2009	1,000,000	1,063,790
3.625%, 01/15/2010	750,000	732,920
5.750%, 08/15/2010	625,000	666,772
4.250%, 08/15/2013	1,250,000	1,246,095
4.750%, 05/15/2014	1,750,000	1,803,457
		7,355,684

TOTAL U.S. TREASURY NOTES
(cost $7,397,827)		$7,355,684

TOTAL DEBT SECURITIES
(cost $55,521,533)		$54,863,113

SHORT-TERM INVESTMENTS
(0.8%)	Principal Amount	Value
VARIABLE-RATE DEMAND NOTES (A) (0.8%)
American Family Demand Note
3.442%, 12-31-2031	213,925	$213,925
Wisconsin Corp. Central Credit Union
3.510%, 12-31-2031	231,718	231,718
TOTAL VARIABLE-RATE
DEMAND NOTES		445,643

TOTAL SHORT-TERM
INVESTMENTS
(cost $445,643)		$445,643

TOTAL INVESTMENTS IN
SECURITIES (98.2%)
(cost $55,967,176)		$55,308,756

OTHER ASSETS LESS
LIABILITIES (1.8%)		$1,038,929

NET ASSETS (100.0%)		$56,347,685

(a)  The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

Rainier Investment Management Mutual Funds
September 30, 2005 (Unaudited)

	Small/Mid		Growth		Intermediate
	Cap Equity	Core Equity	Equity	Balanced	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments in securities, at cost (Note 2)	$1,468,557,325	$434,815,060	$8,654,635	$105,116,571	$55,967,176

Investments in securities, at value (Note 2)	$1,732,852,514	$552,115,801	$9,975,516	$123,001,668	$55,308,756
Receivables
Investment securities sold	10,393,636	1,017,693	31,135	79,746	–
Dividends and interest	1,171,699	295,245	4,292	593,685	613,834
Fund shares sold	21,416,022	205,052	9,226	206,104	507,690
Due from Investment Advisor (Note 3)	–	–	248	–	–
Prepaid expenses	34,811	24,600	12,725	15,782	12,378
Total assets	1,765,868,682	553,658,391	10,033,142	123,896,985	56,442,658

LIABILITIES
Payables
Investment securities purchased	64,830,436	–	–	–	–
Fund shares redeemed	863,996	134,984	10,706	5,259	22,098
Distributions to shareholders	–	–	–	12,421	8,735
Due to Investment Advisor (Note 3)	1,087,854	338,954	–	79,866	11,642
Due under Distribution Plan –
Original Shares (Note 3)	233,472	76,217	1,972	22,429	4,830
Accrued expenses	243,266	192,611	16,260	71,618	33,528
Deferred Trustees Compensation (Note 3)	73,076	121,891	10,238	24,348	14,140
Total liabilities	67,332,100	864,657	39,176	215,941	94,973
Net assets	$1,698,536,582	$552,793,734	$9,993,966	$123,681,044	$56,347,685

COMPONENTS OF
NET ASSETS
Paid-in capital	$1,393,102,422	$445,222,188	$12,744,176	$102,114,982	$57,117,527
Accumulated undistributed
net investment income (loss)	(1,038,156)	3,388,612	(31,212)	(35,759)	(16,562)
Accumulated undistributed net
realized gain (loss) on investments	42,177,127	(13,117,807)	(4,039,879)	3,716,724	(94,860)
Net unrealized appreciation (depreciation)
on investments	264,295,189	117,300,741	1,320,881	17,885,097	(658,420)
Net assets	$1,698,536,582	$552,793,734	$9,993,966	$123,681,044	$56,347,685

Original Shares
Net assets applicable to shares outstanding	$1,240,559,132	$375,229,973	$9,993,966	$109,398,496	$56,347,685
Shares outstanding	37,451,426	14,289,189	576,229	6,063,440	4,533,941
Net asset value, offering and redemption
price per share	$33.12	$26.26	$17.34	$18.04	$12.43

Institutional Shares

Net assets applicable to shares outstanding	$457,977,450	$177,563,761	–	$14,282,548	–
Shares outstanding	13,709,764	6,742,001	–	787,953	–
Net asset value, offering and redemption
price per share	$33.40	$26.34	–	$18.13	–

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Rainier Investment Management Mutual Funds
For the six-month period ending September 30, 2005 (Unaudited)

	Small/Mid		Growth		Intermediate
	Cap Equity	Core Equity	Equity	Balanced	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Income
Dividends	$5,092,535	$3,331,485	$22,869	$477,305	–
Interest	446,703	67,282	2,597	926,808	1,156,410
Total income	5,539,238	3,398,767	25,466	1,404,113	1,156,410

Expenses
Investment advisory fees (Note 3)	4,889,315	2,019,877	29,789	423,519	139,985
Distribution fees - Original shares (Note 3)	1,034,983	457,907	9,930	134,090	27,997
Administration fees (Note 3)	217,687	125,918	6,017	55,320	27,997
Custodian fees	102,717	55,291	3,123	24,203	5,355
Fund accounting fees	82,646	58,771	1,986	19,051	8,059
Reports to shareholders	39,102	19,937	3,868	5,600	3,926
Transfer agent fees	22,031	18,171	5,480	11,488	5,299
Registration expense	41,128	15,313	7,193	15,775	10,095
Audit fees	28,390	24,008	4,372	9,626	6,710
Trustee fees	17,665	22,240	2,720	3,864	2,615
Legal fees	4,802	3,628	94	1,136	261
Miscellaneous expense	30,352	21,481	344	5,486	2,037
Total expenses	6,510,818	2,842,542	74,916	709,158	240,336
Less: fees waived and expenses
absorbed (Note 3)	–	–	(27,651)	(6,342)	(86,352)
Net expenses	6,510,818	2,842,542	47,265	702,816	153,984
Net investment income (loss)	(971,580)	556,225	(21,799)	701,297	1,002,426

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	13,513,046	13,075,836	464,833	2,305,522	(52,757)
Net change in unrealized appreciation
(depreciation) on investments	157,588,548	35,231,879	392,652	4,743,925	(11,396)
Net gain (loss) on investments	171,101,594	48,307,715	857,485	7,049,447	(64,153)

NET INCREASE
IN NET ASSETS RESULTING
FROM OPERATIONS	$170,130,014	$48,863,940	$835,686	$7,750,744	$938,273

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds

	Small/Mid Cap Equity Portfolio		Core Equity Portfolio
	Six months	Fiscal year	Six months	Fiscal year
	ending	ending	ending	ending
	Sept. 30, 2005	Mar. 31, 2005	Sept. 30, 2005	Mar. 31, 2005
	Unaudited		Unaudited
INCREASE (DECREASE)
IN NET ASSETS
Operations
Net investment income (loss)	$(971,580)	$(1,898,677)	$556,225	$2,915,634
Net realized gain (loss)
on investments	13,513,046	34,074,748	13,075,836	32,590,749
Net change in unrealized appreciation
(depreciation) on investments	157,588,548	45,011,580	35,231,879	5,948,873
Increase (decrease) in net assets
resulting from operations	170,130,014	77,187,651	48,863,940	41,455,256
Distributions to shareholders
From net investment income
Original shares	–	–	–	(285,349)
Institutional shares	–	–	–	(491,010)
From net realized gain on investments sold
Original shares	–	(18,112,532)	–	–
Institutional shares	–	(6,861,635)	–	–
Decrease in net assets from distributions	–	(24,974,167)	–	(776,359)
Capital share transactions
Proceeds from shares sold
Original shares	535,317,959	409,632,782	28,057,241	79,900,346
Institutional shares	196,786,136	163,085,117	21,611,127	40,087,277
Proceeds from shares reinvested
Original shares	–	17,779,690	–	274,357
Institutional shares	–	6,659,411	–	395,064
Cost of shares redeemed
Original shares	(68,099,038)	(133,153,549)	(45,505,775)	(115,577,304)
Institutional shares	(27,282,078)	(21,850,971)	(23,374,655)	(25,211,035)
Net increase (decrease) from
capital share transactions	636,722,979	442,152,480	(19,212,062)	(20,131,295)
Net increase (decrease) in net assets	806,852,993	494,365,964	29,651,878	20,547,602

NET ASSETS
Beginning of period	891,683,589	397,317,625	523,141,856	502,594,254
End of period	$1,698,536,582	$891,683,589	$552,793,734	$523,141,856
Undistributed net investment income (loss)	$(1,038,156)	$(66,576)	$3,388,612	$2,832,387

Original shares
Shares sold	17,257,364	14,887,986	1,120,417	3,582,524
Shares issued on reinvestment of distributions	–	622,538	–	11,446
Shares redeemed	(2,267,773)	(4,881,577)	(1,819,973)	(5,090,165)
Net increase (decrease)
in shares outstanding	14,989,591	10,628,947	(699,556)	(1,496,195)

Institutional shares
Shares sold	6,388,763	5,858,496	854,467	1,773,729
Shares issued on reinvestment of distributions	–	231,712	–	16,468
Shares redeemed	(885,023)	(792,849)	(914,547)	(1,102,023)
Net increase (decrease)
in shares outstanding	5,503,740	5,297,359	(60,080)	688,174

					Intermediate Fixed
	Growth Equity Portfolio		Balanced Portfolio		Income Portfolio
	Six months	Fiscal year	Six months	Fiscal year	Six months	Fiscal year
	ending	ending	ending	ending	ending	ending
	Sept. 30, 2005	Mar. 31, 2005	Sept. 30, 2005	Mar. 31, 2005	Sept. 30, 2005	Mar. 31, 2005
	Unaudited		Unaudited		Unaudited
INCREASE (DECREASE)
IN NET ASSETS
Operations
Net investment income (loss)	$(21,799)	$(25,363)	$701,297	$1,644,408	$1,002,426	$1,872,442
Net realized gain (loss)
on investments	464,833	360,882	2,305,522	5,461,872	(52,757)	29,073
Net change in unrealized appreciation
(depreciation) on investments	392,652	(33,890)	4,743,925	(1,976,676)	(11,396)	(2,478,363)
Increase (decrease) in net assets
resulting from operations	835,686	301,629	7,750,744	5,129,604	938,273	(576,848)
Distributions to shareholders
From net investment income
Original shares	–	–	(610,994)	(1,475,539)	(1,014,017)	(1,873,177)
Institutional shares	–	–	(97,214)	(191,687)	–	–
From net realized gain on investments sold
Original shares	–	–	–	–	–	(412,162)
Institutional shares	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	(708,208)	(1,667,226)	(1,014,017)	(2,285,339)
Capital share transactions
Proceeds from shares sold
Original shares	2,654,981	1,778,533	8,913,041	18,083,066	11,610,253	13,401,384
Institutional shares	–	–	908,578	1,342,096	–	–
Proceeds from shares reinvested
Original shares	–	–	577,560	1,425,349	945,158	2,164,854
Institutional shares	–	–	97,189	191,686	–	–
Cost of shares redeemed
Original shares	(456,953)	(960,654)	(11,582,322)	(45,140,504)	(13,850,723)	(10,267,170)
Institutional shares	–	–	(385,355)	(656,544)	–	–
Net increase (decrease) from
capital share transactions	2,198,028	817,879	(1,471,309)	(24,754,851)	(1,295,312)	5,299,068
Net increase (decrease) in net assets	3,033,714	1,119,508	5,571,227	(21,292,473)	(1,371,056)	2,436,881

NET ASSETS
Beginning of period	6,960,252	5,840,744	118,109,817	139,402,290	57,718,741	55,281,860
End of period	$9,993,966	$6,960,252	$123,681,044	$118,109,817	$56,347,685	$57,718,741

Undistributed net investment income (loss)	$(31,212)	$(9,413)	$(35,759)	$(28,848)	$(16,562)	$(4,971)

Original shares
Shares sold	160,168	114,195	508,146	1,091,829	925,348	1,053,040
Shares issued on reinvestment of distributions	–	–	32,608	85,079	75,405	170,587
Shares redeemed	(28,879)	(63,018)	(657,892)	(2,722,139)	(1,104,302)	(807,542)
Net increase (decrease)
in shares outstanding	131,289	51,177	(117,138)	(1,545,231)	(103,549)	416,085

Institutional shares
Shares sold	–	–	51,869	80,938	–	–
Shares issued on reinvestment of distributions	–	–	5,465	11,379	–	–
Shares redeemed	–	–	(21,904)	(38,775)
Net increase (decrease)
in shares outstanding	–	–	35,430	53,542	–	–

See accompanying Notes to Financial Statements.

This page is intentionally left blank.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Growth Equity Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Small/Mid Cap Equity Portfolio – Original Shares
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2005		2005	2004	2003	2002	2001
	Unaudited
Net asset value,
beginning of period	$29.02		$26.93	$17.17	$22.24	$20.75	$28.80
Income from
investment operations
Net investment income (loss)	(0.02)		(0.06)	(0.12)	(0.12)	(0.10)	(0.07)
Net realized and unrealized
gain (loss) on investments	4.12		3.20	9.88	(4.95)	2.61	(4.10)

Total from investment
operations	4.10		3.14	9.76	(5.07)	2.51	(4.17)
Less distributions
From net investment income	–		–	–	–	–	–
From net realized gain	–		(1.05)	–	–	(1.02)	(3.88)
Total distributions	–		(1.05)	–	–	(1.02)	(3.88)
Net asset value, end of period	$33.12		$29.02	$26.93	$17.17	$22.24	$20.75

Total return	14.13	%†	11.71%	56.84%	(22.80%)	12.32%	(15.83%)

Ratios/supplemental data
Net assets, end of period
(millions)	$1,240.6		$651.8	$318.6	$146.3	$299.9	$338.1

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.20	%‡	1.25%	1.28%	1.32%	1.26%	1.24%
After fees waived and
expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment income
(loss) to average net assets, after fees
waived and expenses absorbed	(0.24	%)‡	(0.40%)	(0.59%)	(0.55%)	(0.42%)	(0.26%)

Portfolio turnover rate	40.85	%†	114.78%	134.41%	140.57%	162.74%	166.24%

†  Not annualized.

‡  Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Core Equity Portfolio – Original Shares
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2005		2005	2004	2003	2002	2001
	Unaudited
Net asset value,
beginning of period	$23.99		$22.23	$16.76	$22.35	$22.54	$31.56
Income from
investment operations
Net investment income (loss)	0.03		0.12	0.02	0.02	(0.01)	(0.03)
Net realized and unrealized
gain (loss) on investments	2.24		1.66	5.46	(5.61)	0.05	(6.50)
Total from investment
operations	2.27		1.78	5.48	(5.59)	0.04	(6.53)
Less distributions
From net investment income	–		(0.02)	(0.01)	–	–	–
From net realized gain	–		–	–	–	(0.23)	(2.49)
Total distributions	–		(0.02)	(0.01)	–	(0.23)	(2.49)
Net asset value, end of period	$26.26		$23.99	$22.23	$16.76	$22.35	$22.54

Total return	9.46	%†	8.00%	32.70%	(25.01%)	0.22%	(21.72%)

Ratios/supplemental data
Net assets, end of period
(millions)	$375.2		$359.7	$366.5	$329.2	$718.3	$771.5

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.14	%‡	1.14%	1.16%	1.15%	1.12%	1.11%
After fees waived and
expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed	0.13	%‡	0.48%	0.08%	0.08%	(0.03%)	(0.13%)

Portfolio turnover rate	30.92	%†	81.71%	82.83%	84.73%	79.92%	81.48%

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Growth Equity Portfolio
	Six months
	ending		Fiscal year ending March 31,				June 15, 2000+
	Sept. 30, 2005		2005	2004	2003	2002	through
	Unaudited						March, 31, 2001
Net asset value,
beginning of period	$15.64		$14.83	$10.98	$14.41	$14.43	$25.00
Income from
investment operations
Net investment income (loss)	(0.04)		(0.06)	(0.09)	(0.07)	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	1.74		0.87	3.94	(3.36)	0.10	(10.53)
Total from investment
operations	1.70		0.81	3.85	(3.43)	(0.02)	(10.57)
Less distributions
From net investment income	–		–	–	–	–	–
From net realized gain	–		–	–	–	–	–
Total distributions	–		–	–	–	–	–
Net asset value, end of period	$17.34		$15.64	$14.83	$10.98	$14.41	14.43

Total return	10.87	%†	5.46%	35.06%	(23.80%)	(0.14%)	(42.28	%)†

Ratios/supplemental data
Net assets, end of period
(millions)	$10.0		$7.0	$5.8	$4.6	$6.4	$6.8

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.89	%‡	2.19%	2.25%	2.57%	2.14%	2.38	%‡
After fees waived and
expenses absorbed	1.19	%‡	1.19%	1.19%	1.19%	1.19%	1.19	%‡

Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed	(0.55	%)‡	(0.43%)	(0.62%)	(0.60%)	(0.72%)	(0.52	%)‡

Portfolio turnover rate	49.65	%†	118.96%	117.97%	124.82%	161.95%	122.37	%†

+   Inception date.

†  Not annualized.

‡  Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Balanced Portfolio – Original Shares
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2005		2005	2004	2003	2002	2001
	Unaudited
Net asset value,
beginning of period	$17.03		$16.54	$13.86	$15.83	$15.90	$18.80
Income from
investment operations
Net investment income	0.10		0.22	0.17	0.26	0.25	0.30
Net realized and unrealized
gain (loss) on investments	1.01		0.49	2.69	(1.97)	0.02	(2.38)
Total from investment
operations	1.11		0.71	2.86	(1.71)	0.27	(2.08)
Less distributions
From net investment income	(0.10)		(0.22)	(0.18)	(0.26)	(0.25)	(0.30)
From net realized gain	–		–	–	–	(0.09)	(0.52)
Total distributions	(0.10)		(0.22)	(0.18)	(0.26)	(0.34)	(0.82)
Net asset value, end of period	$18.04		$17.03	$16.54	$13.86	$15.83	$15.90

Total return	6.53	%†	4.32%	20.75%	(10.80%)	1.69%	(11.38%)

Ratios/supplemental data
Net assets, end of period
(millions)	$109.4		105.2	$127.8	$104.3	$155.4	$118.9

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed or recouped	1.20	%‡	1.21%	1.19%	1.21%	1.14%	1.15%
After fees waived and
expenses absorbed or recouped	1.19	%‡	1.19%	1.19%	1.19%	1.19%	1.19%

Ratio of net investment income
to average net assets, after fees
waived and expenses absorbed	1.13	%‡	1.27%	1.19%	1.76%	1.56%	1.68%

Portfolio turnover rate	25.85	%†	68.55%	82.41%	73.62%	71.51%	57.52%

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Intermediate Fixed Income Portfolio
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2005		2005	2004	2003	2002	2001
	Unaudited
Net asset value,
beginning of period	$12.45		$13.10	$13.11	$12.41	$12.48	$11.83
Income from
investment operations
Net investment income	0.23		0.43	0.45	0.54	0.58	0.66
Net realized and unrealized
gain (loss) on investments	(0.02)		(0.56)	0.21	0.79	(0.05)	0.65
Total from investment
operations	0.21		(0.13)	0.66	1.33	0.53	1.31
Less distributions
From net investment income	(0.23)		(0.43)	(0.45)	(0.54)	(0.58)	(0.66)
From net realized gain	–		(0.09)	(0.22)	(0.09)	(0.02)	–
Total distributions	(0.23)		(0.52)	(0.67)	(0.63)	(0.60)	(0.66)
Net asset value, end of period	$12.43		$12.45	$13.10	$13.11	$12.41	$12.48

Total return	1.67	%†	(1.02%)	5.10%	10.90%	4.29%	11.43%

Ratios/supplemental data
Net assets, end of period
(millions)	$56.3		$57.7	$55.3	$41.5	$33.8	$28.8

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	0.86	%‡	0.87%	0.91%	0.83%	0.84%	0.90%
After fees waived and
expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets, after fees
waived and expenses absorbed	3.58	%‡	3.35%	3.41%	4.20%	4.64%	5.48%

Portfolio turnover rate	28.88	%†	53.85%	55.34%	49.39%	26.27%	5.05%

† Not annualized.

‡ Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Small/Mid Cap Equity Portfolio – Institutional Shares
	Six months				May 2, 2002+
	ending		Fiscal year ending March 31,		through
	September 30, 2005		2005	2004	March 31, 2003
	Unaudited
Net asset value,
beginning of period	$29.23		$27.05	$17.20	$22.22
Income from
investment operations
Net investment income (loss)	(0.02)		(0.02)	(0.03)	(0.03)
Net realized and unrealized
gain (loss) on investments	4.19		3.25	9.88	(4.99)
Total from investment
operations	4.17		3.23	9.85	(5.02)
Less distributions
From net investment income	–		–	–	–
From net realized gain	–		(1.05)	–	–
Total distributions	–		(1.05)	–	–
Net asset value, end of period	$33.40		$29.23	$27.05	$17.20

Total return	14.27	%†	11.99%	57.27%	(22.59	%)†

Ratios/supplemental data
Net assets, end of period
(millions)	$458.0		$239.9	$78.7	$45.2

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed or recouped	0.95	%‡	1.00%	1.03%	1.07	%‡
After fees waived and
expenses absorbed or recouped	n/a		n/a	n/a	n/a

Ratio of net investment income
(loss) to average net assets,
after fees waived and expenses
absorbed or recouped	0.01	%‡	(0.13%)	(0.34%)	(0.32	%)‡

Portfolio turnover rate	40.85	%†	114.78%	134.41%	140.57	%†

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Core Equity Portfolio – Institutional Shares
	Six months				May 2, 2002+
	ending		Fiscal year ending March 31,		through
	September 30, 2005		2005	2004	March 31, 2003
	Unaudited
Net asset value,
beginning of period	$24.04		$22.26	$16.80	$21.42
Income from
investment operations
Net investment income	0.03		0.17	0.07	0.05
Net realized and unrealized
gain (loss) on investments	2.27		1.68	5.47	(4.67)
Total from investment
operations	2.30		1.85	5.54	(4.62)
Less distributions
From net investment income	–		(0.07)	(0.08)	–
From net realized gain	–		–	–	–
Total distributions	–		(0.07)	(0.08)	–
Net asset value, end of period	$26.34		$24.04	$22.26	$16.80

Total return	9.57	%†	8.33%	32.99%	(21.57	%)†

Ratios/supplemental data
Net assets, end of period
(millions)	$177.6		$163.5	$136.1	$94.1

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed or recouped	0.89	%‡	0.89%	0.91%	0.90	%‡
After fees waived and
expenses absorbed or recouped	n/a		n/a	n/a	n/a

Ratio of net investment
income to average net assets,
after fees waived and expenses
absorbed or recouped	0.38	%‡	0.74%	0.33%	0.38	%‡

Portfolio turnover rate	30.92	%†	81.71%	82.83%	84.73	%†

+Inception date.

†Not annualized.

‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Balanced Portfolio – Institutional Shares
	Six months				May 2, 2002+
	ending		Fiscal year ending March 31,		through
	September 30, 2005		2005	2004	March 31, 2003
	Unaudited
Net asset value,
beginning of period	$17.11		$16.62	$13.93	$15.55
Income from
investment operations
Net investment income	0.12		0.26	0.40	0.23
Net realized and unrealized
gain (loss) on investments	1.02		0.49	2.51	(1.62)
Total from investment
operations	1.14		0.75	2.91	(1.39)
Less distributions
From net investment income	(0.12)		(0.26)	(0.22)	(0.23)
From net realized gain	–		–	–	–
Total distributions	(0.12)		(0.26)	(0.22)	(0.23)
Net asset value, end of period	$18.13		$17.11	$16.62	$13.93

Total return	6.69	%†	4.57%	21.02%	(8.91	%)†

Ratios/supplemental data
Net assets, end of period
(millions)	$14.3		$12.9	$11.6	$7.4

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed or recouped	0.95	%‡	0.96%	0.94%	0.96	%‡
After fees waived and
expenses absorbed or recouped	0.94	%‡	0.94%	0.94%	0.94	%‡

Ratio of net investment
income to average net assets,
after fees waived and
expenses absorbed or recouped	1.38	%‡	1.54%	1.44%	2.02	%‡

Portfolio turnover rate	25.85		68.55%	82.41%	73.62	%†

+ Inception date.

† Not annualized.

‡ Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
September 30, 2005 (Unaudited)

NOTE 1 – ORGANIZATION

Rainier Investment Management Mutual Funds (the “Trust”) was organized as a business trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares, one class being referred to as Original Shares and one class being referred to as Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the NASDAQ Stock Market, Inc. will be valued at NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ended September 30, 2005.

B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

D) Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported

Notes to Financial Statements, continued

amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio	0.85%
Core Equity Portfolio	0.75%
Growth Equity Portfolio	0.75%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

Renewal of Investment Advisory Agreement

At a meeting of the Board of Trustees held on March 10, 2005, with all of the independent trustees present, the Board unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to each Fund.

In considering whether to approve the Advisory Agreement, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Advisor at the Board’s request. This information included detailed data on performance and expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees received a memorandum discussing the legal standards applicable to their consideration of the proposed renewal. The independent trustees also discussed the proposed renewal in a private session at which no representatives of the Investment Advisor were present. In reaching their determinations relating to the renewal of the Advisory Agreement with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Advisor

The Board reviewed the past services provided by the Investment Advisor, and the independent trustees concurred that the Investment Advisor provides high-quality advisory services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. The Board also viewed favorably the Investment Advisor’s promotion of additional personnel involved with investment advisory services provided to the Funds.

Investment Performance

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds compared to relevant securities indexes and various peer groups of mutual funds prepared by Lipper, Inc. and Morningstar with respect to various periods. The Board (including the independent trustees) concluded that each Fund’s performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

Costs of Services Provided and Profitability to the Investment Advisor

At the request of the trustees, the Investment Advisor provided summary information concerning the profitability of the Investment Advisor’s investment advisory and investment company activities and its financial condition (such as working capital reserves and liquidity). The trustees reviewed the Investment Advisor’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Advisor’s largest operating cost. The Investment Advisor stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Advisor where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board also accepts the Investment Advisor’s assertion that its profit margins have declined over time with respect to the Funds as a result of increased regulatory and other costs involved with the mutual fund business.

The Investment Advisor presented information showing that the advisory fees charged to the Funds are within the range of fees charged to its other institutional advisory clients for comparable investment strategies. As part of that comparison of services provided to institutional advisory clients and the Funds, the Investment Advisor provided a summary of the higher level of services that is needed for the Funds compared to comparably sized institutional clients.

The trustees recognized that the Investment Advisor should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Investment Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realizes that the advisory fees for the Funds do not have breakpoints, which would result in lower advisory fee rates as the Funds grow larger. But the independent trustees did not disagree with the Investment Advisor’s assertion that the advisory fees compare favorably to peer group fees and expenses for comparable mutual funds, in most cases ranging from slightly above the median fee rates to below the median fee rates. The Board also recognized the benefits to the Funds of the Investment Advisor’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund.

Fall-Out Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Advisor in concluding that the contractual advisory fees are reasonable for the Funds. The Board also accepted the Investment Advisor’s representation that the Investment Advisor’s relationship with the Funds does not present a material subsidy, if any, to the Investment Advisor’s level of profitability compared to its other investment advisory business. The Board and the independent trustees separately concluded that the renewal of the Advisory Agreement was in the best interest of the shareholders of each affected Fund.

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Small/Mid Cap Equity Portfolio	1.23%
Core Equity Portfolio	1.04%
Growth Equity Portfolio	0.94%
Balanced Portfolio	0.94%
Intermediate Fixed Income Portfolio	0.45%

Notes to Financial Statements, continued

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds, and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days’ written notice.

Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement, and is subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

At September 30, 2005, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Growth Equity	$261,751
Balanced	$42,407
Intermediate Fixed Income	$549,173

At September 30, 2005, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated as follows:

			Intermediate
	Growth Equity	Balanced	Fixed Income
2006	$113,816	$15,473	$104,098
2007	61,313	–	179,620
2008	58,971	20,592	179,103
2009	27,651	6,342	86,352

C) Distribution Plan. The Trust, on behalf of the Funds, has approved a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio which is 0.10% of the Fund’s Original Shares average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Balanced Portfolio do not pay any distribution fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Advisor. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”).

D) Administrative Service Agreement. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

The Small/Mid Cap Equity, Core Equity and Balanced Portfolios will pay an annual minimum fee of $40,000 for Original Shares and $3,333 for Institutional Shares. The Growth Equity Portfolio will pay an annual minimum fee of $12,000 and there is no minimum fee for the Intermediate Fixed Income Portfolio.

E) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Effective September 2005, outside Trustees are compensated by the Trust at the total rate of $20,000 per year plus $2,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each outside Trustee is $30,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

An officer of the Administrator and the Trust serves as the Trust’s Chief Compliance Officer. The Administrator receives an annual fee of $50,000 for the twelve months ended September 30, 2005 and $35,000 for the twelve months ended September 30, 2006 from the Trust for providing the Chief Compliance Officer.

NOTE 4 – INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ended September 30, 2005, were as follows:

Fund	Purchases	Sales
Small/Mid Cap Equity	$1,092,337,414	$468,112,078
Core Equity	164,446,842	188,359,947
Growth Equity	6,133,657	3,888,883
Balanced	25,853,459	30,316,065
Intermediate Fixed Income	6,857,147	8,271,920

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $5,049,100 and $8,730,024 and sold $4,326,316 and $8,835,907, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

NOTE 5 – INCOME TAXES

Capital loss carryforwards available for federal income tax purposes as of March 31, 2005, were as follows:

	Core Equity	Growth Equity	Balanced
Expiring in	Portfolio	Portfolio	Portfolio
2010	–	$2,123,363	–
2011	25,303,936	2,365,935	–
Total	$25,303,936	$4,489,298	–

As of September 30, 2005, the tax basis of the Fund’s investments and tax components of distributable earnings were as follows:

	Small/Mid Cap	Core	Growth		Intermediate
	Equity	Equity	Equity	Balanced	Fixed Income
Cost of investments for tax purposes	$1,468,557,325	$434,815,060	$8,654,635	$105,116,571	$55,967,176
Gross tax unrealized appreciation	291,775,242	126,840,599	1,438,635	19,537,308	103,996
Gross tax unrealized depreciation	(27,480,053)	(9,539,858)	(117,754)	(1,652,211)	(762,416)
Net tax unrealized appreciation (depreciation) on investments	$264,295,189	$117,300,741	$1,320,881	$17,885,097	($658,420)

Notes to Financial Statements, continued

NOTE 6 – TRUSTEES AND OFFICERS INFORMATION

The following list is provided in this order: name, address, (year of birth), position(s) held with Trust, date elected†, principal occupation(s) during the past five years, number of Portfolios in Fund complex overseen by Trustee, and other directorships held by Trustee. The Statement of Additional Information contains additional information about Fund directors and officers and is available without charge, upon request, by calling 1-800-248-6314.

INDEPENDENT TRUSTEES

James E. Diamond, Jr.
P.O. Box 548, Scappoose, OR 97056 (1946), Trustee, March 1994, President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials) 2003 to present. Chief Operating Officer of Homestead Capital (nonprofit housing projects) from 2000 to 2003. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999, 5

John W. Ferris
820 4th Avenue, Seattle, WA 98104 (1940), Trustee, March 1995, Consultant to international companies from 1998 to present. Partner of Peterson Sullivan LLC, prior to 1998, 5

Gary L. Sundem
University of Washington Business School, Seattle, WA 98195 (1944), Trustee, March 1994, Professor of Accounting at University of Washington from 1971 to present, 5

INTERESTED TRUSTEE AND OTHER OFFICERS

J. Glenn Haber*
601 Union St., Ste. 2801, Seattle, WA 98101 (1952), Trustee, Chief Executive Officer, Secretary and Treasurer, January 1994, Principal and Chief Operating Officer of the Advisor, 5

John W. O’Halloran*
601 Union St., Ste. 2801, Seattle, WA 98101 (1960), President, June 2003, Officer of Columbia Management Co. (investment management) from 1983 to 2003, January 2005, Principal of the Advisor.

James R. Margard*
601 Union St., Ste. 2801, Seattle, WA 98101 (1952), Vice President, January 1994, Principal of the Advisor.

Michael E. Raney*
601 Union St., Ste. 2801, Seattle, WA 98101 (1948), Vice President, January 1994, Principal of the Advisor.

Mark H. Dawson*
601 Union St., Ste. 2801, Seattle, WA 98101 (1956), Vice President, June 2004, Principal of the Advisor.

Peter M. Musser*
601 Union St., Ste. 2801, Seattle, WA 98101 (1956), Vice President, June 2004, Principal of the Advisor.

Robert M. Slotky
2020 E. Financial Way, Suite 100, Glendora, CA 91741 (1947), Vice President and Chief Compliance Officer, September 2004, Vice President U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, Investment Company Administration, LLC from May 1997 to July 2001

*	Denotes “interested person,” as that is defined by the 1940 Act.
†	Trustees and officers of the Fund serve until their resignation, removal or retirement

DIRECTORY OF FUNDS’ SERVICE PROVIDERS

INVESTMENT ADVISOR

Rainier Investment Management, Inc.®
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
355 South Grand Avenue, Suite 2000
Los Angeles, CA 90071

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

GENERAL INFORMATION

Rainier Investment Management Mutual Funds
September 30, 2005 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at: www.rainierfunds.com/im_prospectapp.asp; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

INDEX DESCRIPTIONS

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Index, the Russell Midcap® Index, the Russell 2500™ Index and the Russell 2000® Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.8 to $386.9 billion, $1.8 to $13.7 billion, $182.6 million to $4.5 billion, and $182.6 million to $1.8 billion, respectively, as of June 30, 2005.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lehman U.S. Government/Credit Intermediate Bond Index (Lehman Intermediate Bond Index) is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Balanced Index consists of 60% Standard & Poor’s 500 Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index.

The indices are not available for investment and do not incur charges or expenses.

RAINIER
INVESTMENT
MANAGEMENT
Mutual Funds

601 Union Street, Suite 2801 Seattle, Washington 98101
TEL 800.248.6314 www.rainierfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Disclosure Controls & Procedures Committee have reviewed that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(d) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made know to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 23, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title)  /s/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date  12/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date   12/8/05

* Print the name and title of each signing officer under his or her signature.